SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options and RSUs outstanding | shares	6,548,715
Options and RSUs exercisable | shares	4,017,763
RSUs 0.0 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.0
Exercise price, upper range limit	$ 0.0
Options and RSUs outstanding | shares	309,986
Outstanding options, Weighted average exercise price	$ 0.00
Options and RSUs exercisable | shares
Exercisable options, Weighted average exercise price	$ 0.00
0.01-2.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	0.01
Exercise price, upper range limit	$ 2.00
Options and RSUs outstanding | shares	883,864
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	10 months 13 days
Outstanding options, Weighted average exercise price	$ 1.24
Options and RSUs exercisable | shares	853,245
Exercisable options, Remaining contractual life (in years)	8 months 26 days
Exercisable options, Weighted average exercise price	$ 1.22
2.01-4.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	2.01
Exercise price, upper range limit	$ 4.00
Options and RSUs outstanding | shares	4,291,793
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	4 years 1 month 9 days
Outstanding options, Weighted average exercise price	$ 2.62
Options and RSUs exercisable | shares	2,155,157
Exercisable options, Remaining contractual life (in years)	3 years 3 months 3 days
Exercisable options, Weighted average exercise price	$ 2.70
4.01-6.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	4.01
Exercise price, upper range limit	$ 6.00
Options and RSUs outstanding | shares	302,654
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	2 years 8 months 8 days
Outstanding options, Weighted average exercise price	$ 4.59
Options and RSUs exercisable | shares	248,943
Exercisable options, Remaining contractual life (in years)	2 years 4 months 13 days
Exercisable options, Weighted average exercise price	$ 4.67
6.01-8.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	6.01
Exercise price, upper range limit	$ 8.00
Options and RSUs outstanding | shares	15,000
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	1 year 9 months
Outstanding options, Weighted average exercise price	$ 6.21
Options and RSUs exercisable | shares	15,000
Exercisable options, Remaining contractual life (in years)	1 year 9 months
Exercisable options, Weighted average exercise price	$ 6.21
8.01-10.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	8.01
Exercise price, upper range limit	$ 10.00
Options and RSUs outstanding | shares	365,668
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	1 year 3 months 21 days
Outstanding options, Weighted average exercise price	$ 8.92
Options and RSUs exercisable | shares	365,668
Exercisable options, Remaining contractual life (in years)	1 year 3 months 21 days
Exercisable options, Weighted average exercise price	$ 8.92
10.01-13.04 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit	10.01
Exercise price, upper range limit	$ 13.04
Options and RSUs outstanding | shares	379,750
Outstanding options, Weighted average remaining contractual life (years) for outstanding options	1 month 20 days
Outstanding options, Weighted average exercise price	$ 12.80
Options and RSUs exercisable | shares	379,750
Exercisable options, Remaining contractual life (in years)	1 month 20 days
Exercisable options, Weighted average exercise price	$ 12.80